Summary of Significant Accounting Policies - Restricted Cash (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2021 USD ($) numberOfContracts	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted Cash and Cash Equivalents Items
Restricted cash		$ 338	$ 786	$ 787
Number of contracts | numberOfContracts	2
Proceeds from deposits from customers	$ 127
Letter of credit collateral
Restricted Cash and Cash Equivalents Items
Restricted cash			$ 600
Security deposit
Restricted Cash and Cash Equivalents Items
Restricted cash		$ 200